Sage Ranch (Disclosure of sage ranch) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [abstract]
Opening balance	$ 1,851,487	$ 701,983
Property taxes, net of Captiva repayment	0	(7,267)
Land appraisal & related fees	1,503,239	1,159,749
Water rights	1,975,455	0
Unrealized foreign exchange	126,238	(2,978)
Ending balance	$ 5,456,419	$ 1,851,487